Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock Par Value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock Shares Issued	0	0	0
Preferred Stock Shares Outstanding	$ 0	$ 0	$ 0
Common stock Par Value	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock Shares Issued	52,137,772	51,513,064	51,434,050
Common Stock Shares Outstanding	52,137,772	51,513,064	51,434,050